Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock Units (RSUs) [Member] - 2015 Plan [Member]	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Number of restricted share units
Outstanding, beginning balance | shares	4,471,816
Granted | shares	1,124,109
Vested | shares	(2,208,169)
Forfeited | shares	(867,201)
Outstanding, ending balance | shares	2,520,555
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 40.09
Granted | ¥ / shares	87.08
Vested | ¥ / shares	36.98
Forfeited | ¥ / shares	41.01
Outstanding and unvested, as of December 31, 2019 | ¥ / shares	¥ 61.05